INCOME TAXES (Israel and International Components of Income Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Israel	$ 2,615	$ (2,413)	$ (1,426)
International	(877)	(1,088)	248
Income tax expenses (benefit)	1,738	(3,501)	(1,178)
Current	1,105	1,545	448
Deferred	$ 633	$ (5,046)	$ (1,626)